RIGHT TO USE ASSETS AND LEASE LIABILITITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Right To Use Assets And Lease Liabilitity
SCHEDULE OF RIGHT USE OF ASSETS
June 30, 2021
Right to use assets, net	90,914
Right to use assets, net	241,800
Total	$332,214
Right to use assets is summarized below:
December 31, 2020
Right to use assets, net – related party	$44,849
Right to use assets, net	41,138
Right to use assets, net	279,038
Total	$365,025

SCHEDULE OF LEASE LIABILITY
June 30, 2021
Operating lease liability, net	90,223
Operating lease liability, net	254,462
Total	344,685
Less: short term portion	(115,995)
Long term position	$228,690

Lease liability is summarized below:

December 31, 2020
Right to use liability, net – related party	47,418
Right to use liability, net	42,918
Right to use liability, net	289,385
Total	379,720
Less: short term portion	$(124,909)
Long term position	$254,811

SCHEDULE OF LEASE COST
Operating lease expense	$17,896
Operating lease expense	$66,295
Operating lease expense – related party	$3,683
Lease expense for the years ended December 31, 2020 was comprised of the following:
Operating lease expense	$49,505
Operating lease expense	$36,291
Operating lease expense – related party	$13,092